ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Beginning balance, net of tax effect	$ 196,033	$ 129,412	$ 183,633
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	128,515	60,621	57,966
Tax effect	(43,000)	6,000	(26,000)
Unrealized gains on available-for-sale securities, net of tax effect	85,515	66,621	31,966
Amounts reclassified from accumulated other comprehensive income, net of tax effect:
Unrealized (losses) on available-for-sale securities reclassified	(25,007)		(155,187)
Tax effect	8,000		69,000
Amounts reclassified, net of tax effect	(17,007)		(86,187)
Ending balance, net of tax effect	$ 264,541	$ 196,033	$ 129,412